Schedule of investments
Delaware Wealth Builder Fund	August 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	193,457	$ 13,695
GNMA
Series 2013-113 LY 3.00% 5/20/43	416,374	381,343
Series 2017-10 KZ 3.00% 1/20/47	1,255	1,123
Total Agency Collateralized Mortgage Obligations (cost $450,680)		396,161

Agency Commercial Mortgage-Backed Security — 0.01%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	65,157	64,806
Total Agency Commercial Mortgage-Backed Security (cost $70,909)		64,806

Agency Mortgage-Backed Securities — 6.13%
Fannie Mae 3.50% 10/1/42	302,639	284,558
Fannie Mae S.F. 15 yr
2.00% 2/1/36	236,884	215,541
2.00% 4/1/36	397,618	361,786
2.50% 8/1/36	553,490	514,833
4.50% 9/1/37	73,723	73,566
Fannie Mae S.F. 20 yr
2.00% 3/1/41	88,642	76,801
2.00% 5/1/41	750,979	649,968
4.00% 8/1/42	444,945	431,081
4.00% 9/1/42	519,584	504,472
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,598,509	2,145,487
2.00% 3/1/51	2,499,660	2,051,726
2.50% 8/1/50	548,550	478,370
2.50% 11/1/50	343,850	296,322
2.50% 1/1/51	239,997	209,258
2.50% 8/1/51	568,393	491,598
2.50% 11/1/51	326,244	281,454
2.50% 12/1/51	315,796	270,334
2.50% 2/1/52	2,477,916	2,136,008
2.50% 4/1/52	694,178	595,618
3.00% 11/1/49	240,731	218,878
3.00% 3/1/50	341,784	309,320
NQ- 129 [0824] 1024 (3920658)    1

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 2/1/52	563,041	$ 502,760
3.00% 5/1/52	1,295,536	1,156,712
3.00% 6/1/52	643,716	574,977
3.50% 1/1/46	105,920	100,405
3.50% 7/1/47	692,273	651,285
3.50% 12/1/49	125,830	117,294
3.50% 7/1/50	1,790,922	1,677,652
3.50% 9/1/50	533,177	499,979
3.50% 6/1/51	556,445	515,805
3.50% 5/1/52	261,966	243,462
3.50% 9/1/52	2,295,190	2,136,303
4.00% 6/1/48	77,490	74,652
4.00% 10/1/48	272,225	265,065
4.00% 5/1/51	400,168	383,570
4.00% 6/1/52	444,722	422,201
4.00% 9/1/52	776,428	736,797
4.50% 9/1/48	321,263	316,554
4.50% 1/1/50	1,299,372	1,299,321
4.50% 10/1/52	2,008,332	1,954,940
4.50% 2/1/53	1,400,270	1,362,350
5.00% 7/1/47	649,718	664,869
5.00% 7/1/49	68,176	68,902
5.00% 8/1/49	535,005	543,538
5.00% 8/1/53	952,403	945,500
5.50% 5/1/44	1,126,550	1,160,590
5.50% 8/1/52	369,406	373,266
5.50% 10/1/52	83,548	84,411
6.00% 1/1/42	650,905	683,342
6.00% 5/1/53	381,028	390,731
6.00% 6/1/53	192,871	196,714
6.00% 9/1/53	973,521	991,416

Fannie Mae S.F. 30 yr TBA 5.50% 9/1/54	932,000	938,328
Freddie Mac S.F. 15 yr
3.00% 3/1/35	447,395	428,359
4.50% 9/1/37	386,848	386,025
Freddie Mac S.F. 20 yr
2.00% 3/1/41	102,230	88,615
2.00% 8/1/42	960,848	829,196
2.50% 2/1/42	175,040	156,107
2.50% 3/1/42	676,897	603,220
2    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
2.50% 9/1/42	418,756	$ 373,712
3.00% 9/1/40	161,851	150,609
3.00% 6/1/42	263,853	242,921
Freddie Mac S.F. 30 yr
2.50% 11/1/50	330,803	286,686
2.50% 5/1/51	96,609	83,756
2.50% 12/1/51	516,607	447,724
2.50% 5/1/52	153,660	131,351
3.00% 11/1/46	1,008,580	918,549
3.00% 12/1/50	345,830	313,108
3.00% 8/1/51	618,729	554,351
3.50% 8/1/49	417,427	389,319
4.00% 9/1/49	950,911	919,300
4.00% 8/1/52	410,378	391,490
4.00% 9/1/52	700,327	665,930
4.50% 10/1/52	2,508,072	2,442,138
5.00% 7/1/52	533,749	539,911
5.00% 9/1/52	1,479,887	1,484,161
5.00% 6/1/53	604,612	602,458
5.50% 9/1/52	612,405	631,207
5.50% 10/1/52	512,459	516,889
5.50% 3/1/53	294,889	300,756
5.50% 6/1/53	2,920,406	2,940,681
6.00% 1/1/53	333,240	344,313

GNMA I S.F. 30 yr 3.00% 8/15/45	710,451	650,485
GNMA II S.F. 30 yr
3.00% 12/20/51	525,752	475,909
5.50% 5/20/53	1,707,500	1,720,990
Total Agency Mortgage-Backed Securities (cost $56,669,954)		55,640,896

Collateralized Debt Obligations — 0.46%
AIMCO CLO 17 Series 2022-17A CR 144A 7.182% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	449,401
Ballyrock CLO 27
Series 2024-27A A1A 144A 6.212% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	500,000
NQ- 129 [0824] 1024 (3920658)    3

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ballyrock CLO 27
Series 2024-27A B 144A 6.762% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	$ 450,000

Barings CLO 2018-II Series 2018-2A CR 144A 7.336% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	450,000	450,000
ICG US CLO 2014-1 Series 2014-1A A1A2 144A 6.744% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	249,769
OHA Credit Funding Series 2022-11A CR 144A 7.106% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	350,000
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 6.934% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	249,860
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.835% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	249,919
TCW CLO 2024-2 Series 2024-2A C 144A 7.38% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	450,000	450,000
Venture 34 CLO Series 2018-34A AR 144A 6.566% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	550,000	549,575
Venture 42 CLO Series 2021-42A A1A 144A 6.693% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	249,435
Total Collateralized Debt Obligations (cost $4,200,000)		4,197,959

Convertible Bonds — 3.11%
Brokerage — 0.12%
WisdomTree 144A 3.25% exercise price $11.82, maturity date 8/15/29 #	1,078,000	1,127,588
		1,127,588
Communications — 0.18%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	972,000	747,274
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	881,000	882,850
		1,630,124
4    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Consumer Cyclical — 0.41%
Airbnb 4.399% exercise price $288.64, maturity date 3/15/26 ^	1,182,000	$ 1,091,577
Cheesecake Factory 0.375% exercise price $73.03, maturity date 6/15/26	807,000	760,113
Ford Motor 0.016% exercise price $14.44, maturity date 3/15/26 ^	908,000	901,516
Uber Technologies 4.86% exercise price $80.84, maturity date 12/15/25 ^	850,000	926,500
		3,679,706
Consumer Non-Cyclical — 0.88%
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	641,000	674,076
Chegg 5.636% exercise price $107.55, maturity date 9/1/26 ^	775,000	604,500
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	913,000	734,965
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	807,000	744,619
Dexcom 0.25% exercise price $150.11, maturity date 11/15/25	679,000	643,862
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	376,000	593,328
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	955,000	903,669
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	602,000	591,841
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	562,000	566,074
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	493,000	748,497
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	977,000	1,160,676
		7,966,107
Electric — 0.37%
Duke Energy 4.125% exercise price $118.76, maturity date 4/15/26	911,000	962,016
FirstEnergy 4.00% exercise price $46.68, maturity date 5/1/26	720,000	751,378
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	853,000	872,193
NQ- 129 [0824] 1024 (3920658)    5

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Electric (continued)
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	717,000	$ 765,935
		3,351,522
Energy — 0.13%
Nabors Industries 1.75% exercise price $212.51, maturity date 6/15/29	1,435,000	1,138,672
		1,138,672
Financials — 0.10%
Repay Holdings 144A 8.361% exercise price $33.60, maturity date 2/1/26 #, ^	992,000	906,688
		906,688
Industrials — 0.00%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	428,000	49,088
		49,088
Technology — 0.82%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	822,000	925,504
Block 0.125% exercise price $121.01, maturity date 3/1/25	927,000	904,984
CSG Systems International 144A 3.875% exercise price $71.05, maturity date 9/15/28 #	931,000	917,501
Global Payments 144A 1.50% exercise price $156.96, maturity date 3/1/31 #	1,283,000	1,273,377
InterDigital 3.50% exercise price $77.49, maturity date 6/1/27	535,000	974,503
Microchip Technology 0.125% exercise price $90.92, maturity date 11/15/24	463,000	465,315
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	835,000	1,133,095
Verint Systems 0.25% exercise price $62.08, maturity date 4/15/26	582,000	537,477
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	670,000	280,730
		7,412,486
6    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Convertible Bonds (continued)
Transportation — 0.10%
Greenbrier 2.875% exercise price $55.46, maturity date 4/15/28	851,000	$ 902,698
		902,698
Total Convertible Bonds (cost $26,999,282)		28,164,679

Corporate Bonds — 10.12%
Automotive — 0.15%
Allison Transmission
144A 3.75% 1/30/31 #	255,000	231,979
144A 5.875% 6/1/29 #	205,000	205,731

Clarios Global 144A 8.50% 5/15/27 #	125,000	126,461
Dana 4.50% 2/15/32	135,000	120,285
Garrett Motion Holdings 144A 7.75% 5/31/32 #	257,000	266,187
Goodyear Tire & Rubber 5.25% 7/15/31	275,000	249,673
Wand NewCo 3 144A 7.625% 1/30/32 #	177,000	185,585
		1,385,901
Banking — 1.63%
Banco Continental 144A 2.75% 12/10/25 #	400,000	386,874
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	190,000	185,136
Banco Santander 8.00% 2/1/34 μ, ψ	200,000	206,579
Bank of America
1.922% 10/24/31 μ	560,000	476,786
2.482% 9/21/36 μ	340,000	281,838
2.884% 10/22/30 μ	20,000	18,378
2.972% 2/4/33 μ	240,000	211,675
3.194% 7/23/30 μ	55,000	51,511
6.204% 11/10/28 μ	280,000	293,540

Bank of Montreal 7.70% 5/26/84 μ	815,000	855,157
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	475,000	469,400
Barclays
6.224% 5/9/34 μ	480,000	510,214
9.625% 12/15/29 μ, ψ	260,000	286,863

BBVA Bancomer 144A 1.875% 9/18/25 #	400,000	387,205
Citibank 5.488% 12/4/26	280,000	286,368
Citigroup 5.61% 9/29/26 μ	265,000	266,962
Citizens Bank 6.064% 10/24/25 μ	790,000	789,554
Citizens Financial Group 2.85% 7/27/26	345,000	331,752
NQ- 129 [0824] 1024 (3920658)    7

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Deutsche Bank
6.00% 10/30/25 μ, ψ	200,000	$ 192,479
6.72% 1/18/29 μ	645,000	679,244
6.819% 11/20/29 μ	180,000	191,605

Fifth Third Bancorp 6.361% 10/27/28 μ	445,000	465,395
Goldman Sachs Group 6.484% 10/24/29 μ	290,000	309,677
Huntington Bancshares 6.208% 8/21/29 μ	455,000	478,220
JPMorgan Chase & Co.
1.764% 11/19/31 μ	40,000	33,868
2.58% 4/22/32 μ	435,000	380,948
3.109% 4/22/51 μ	30,000	21,595
5.012% 1/23/30 μ	380,000	386,690
5.766% 4/22/35 μ	140,000	148,755
KeyBank
3.40% 5/20/26	500,000	484,998
4.15% 8/8/25	470,000	465,688
5.85% 11/15/27	30,000	30,881

KeyCorp 4.789% 6/1/33 μ	2,000	1,929
Morgan Stanley
2.484% 9/16/36 μ	256,000	211,152
5.123% 2/1/29 μ	15,000	15,266
5.831% 4/19/35 μ	530,000	560,830
6.138% 10/16/26 μ	155,000	157,058
6.296% 10/18/28 μ	249,000	261,844

NBK SPC 144A 1.625% 9/15/27 #, μ	405,000	379,858
PNC Financial Services Group 2.60% 7/23/26	355,000	342,494
Popular 7.25% 3/13/28	730,000	765,330
State Street
5.751% 11/4/26 μ	15,000	15,165
5.82% 11/4/28 μ	10,000	10,447
SVB Financial Group
1.80% 10/28/26 ‡	51,000	29,781
1.80% 2/2/31 ‡	60,000	35,071
4.00% 5/15/26 ‡, ψ	680,000	4,250
4.57% 4/29/33 ‡	22,000	12,921

Truist Bank 2.636% 9/17/29 μ	533,000	531,301
Truist Financial
1.887% 6/7/29 μ	75,000	67,799
4.95% 9/1/25 μ, ψ	85,000	83,938
6.123% 10/28/33 μ	10,000	10,640

8    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ	200,000	$ 204,000
US Bancorp
2.491% 11/3/36 μ	65,000	53,799
3.00% 7/30/29	150,000	139,180
3.10% 4/27/26	210,000	204,907
4.839% 2/1/34 μ	10,000	9,835
5.727% 10/21/26 μ	59,000	59,613
		14,734,243
Basic Industry — 0.53%
Avient 144A 5.75% 5/15/25 #	232,000	232,351
Cleveland-Cliffs 144A 7.00% 3/15/32 #	285,000	286,569
CP Atlas Buyer 144A 7.00% 12/1/28 #	245,000	211,180
FMG Resources August 2006 144A 5.875% 4/15/30 #	290,000	289,813
Freeport-McMoRan 5.45% 3/15/43	900,000	882,150
LYB International Finance III 5.50% 3/1/34	855,000	877,037
NOVA Chemicals 144A 8.50% 11/15/28 #	50,000	53,369
Novelis 144A 4.75% 1/30/30 #	420,000	401,522
Olin 5.00% 2/1/30	100,000	96,755
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	213,288
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	190,000	180,953
Sherwin-Williams
2.90% 3/15/52	235,000	155,364
3.30% 5/15/50	475,000	339,302

Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	200,000	215,577
Standard Building Solutions 144A 6.50% 8/15/32 #	185,000	190,767
Standard Industries 144A 3.375% 1/15/31 #	180,000	157,594
		4,783,591
Brokerage — 0.07%
Jefferies Financial Group
2.625% 10/15/31	355,000	302,323
4.15% 1/23/30	170,000	163,566
6.45% 6/8/27	90,000	94,237
6.50% 1/20/43	70,000	75,237
		635,363
NQ- 129 [0824] 1024 (3920658)    9

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.38%
Amentum Escrow 144A 7.25% 8/1/32 #	60,000	$ 62,786
Arcosa 144A 6.875% 8/15/32 #	90,000	93,875
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	405,000	350,070
Boeing 2.196% 2/4/26	645,000	618,258
Bombardier
144A 6.00% 2/15/28 #	35,000	35,052
144A 7.25% 7/1/31 #	90,000	94,585
144A 8.75% 11/15/30 #	180,000	196,516

Cemex 144A 9.125% 3/14/28 #, μ, ψ	275,000	299,133
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	140,000	139,799
Esab 144A 6.25% 4/15/29 #	190,000	195,423
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	305,000	315,730
144A 9.25% 4/15/27 #	110,000	111,843

Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	100,000	95,577
Sealed Air
144A 5.00% 4/15/29 #	260,000	256,297
144A 6.50% 7/15/32 #	65,000	66,559

TransDigm 144A 6.625% 3/1/32 #	515,000	536,228
		3,467,731
Communications — 0.58%
American Tower
2.30% 9/15/31	770,000	654,375
5.45% 2/15/34	325,000	335,750
AT&T
1.70% 3/25/26	215,000	205,618
3.50% 6/1/41	31,000	24,748
3.50% 9/15/53	735,000	523,310
4.35% 3/1/29	280,000	279,086
Charter Communications Operating
3.85% 4/1/61	790,000	480,194
4.40% 12/1/61	290,000	196,065
4.80% 3/1/50	240,000	182,714
5.05% 3/30/29	100,000	99,022

Comcast 3.375% 8/15/25	685,000	676,740
Netflix 4.90% 8/15/34	605,000	619,946
10    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	440,000	$ 328,993
3.75% 4/15/27	130,000	127,660
5.75% 1/15/34	180,000	190,890

Verizon Communications 2.875% 11/20/50	445,000	293,897
		5,219,008
Consumer Cyclical — 0.30%
Aptiv 3.10% 12/1/51	817,000	519,550
Ford Motor Credit
6.80% 5/12/28	470,000	493,255
6.95% 6/10/26	290,000	298,110

General Motors 5.40% 4/1/48	720,000	673,598
VICI Properties 4.95% 2/15/30	775,000	772,762
		2,757,275
Consumer Goods — 0.03%
Fiesta Purchaser 144A 7.875% 3/1/31 #	227,000	239,541
		239,541
Consumer Non-Cyclical — 0.61%
AbbVie 4.95% 3/15/31	935,000	963,037
Amgen 5.15% 3/2/28	475,000	485,273
Bunge Limited Finance
1.63% 8/17/25	150,000	145,307
2.75% 5/14/31	565,000	500,561

Campbell Soup 5.20% 3/19/27	740,000	755,677
Central American Bottling 144A 5.25% 4/27/29 #	178,000	171,556
HCA
3.50% 7/15/51	55,000	38,609
6.00% 4/1/54	405,000	418,147

JBS USA Holding Lux 3.00% 2/2/29	300,000	277,374
MHP Lux 6.95% 4/3/26 ■	200,000	166,938
Royalty Pharma 3.35% 9/2/51	1,010,000	683,039
Spectrum Brands 144A 3.375% 6/1/29 #	910,000	936,299
		5,541,817
Electric — 1.01%
AEP Transmission 5.40% 3/15/53	5,000	5,042
AES Andes 144A 6.30% 3/15/29 #	200,000	206,466
American Electric Power 5.699% 8/15/25	1,000,000	1,006,652
Appalachian Power 4.50% 8/1/32	285,000	274,630
Berkshire Hathaway Energy 2.85% 5/15/51	210,000	136,799
NQ- 129 [0824] 1024 (3920658)    11

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Calpine
144A 5.00% 2/1/31 #	410,000	$ 393,388
144A 5.25% 6/1/26 #	60,000	59,848

Duke Energy 4.875% 9/16/24 μ, ψ	570,000	570,088
Duke Energy Carolinas
3.95% 11/15/28	420,000	415,383
4.95% 1/15/33	25,000	25,406

Entergy Arkansas 4.20% 4/1/49	190,000	158,362
Entergy Louisiana
4.00% 3/15/33	90,000	84,314
4.95% 1/15/45	20,000	18,543

Entergy Mississippi 2.85% 6/1/28	150,000	141,576
Entergy Texas 3.55% 9/30/49	300,000	220,552
Lightning Power 144A 7.25% 8/15/32 #	220,000	227,496
Nevada Power 5.90% 5/1/53	165,000	175,442
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	75,085
3.00% 1/15/52	905,000	599,134
5.65% 5/1/79 μ	55,000	53,648

Oglethorpe Power 3.75% 8/1/50	520,000	390,002
Pacific Gas & Electric
2.10% 8/1/27	30,000	27,892
2.50% 2/1/31	45,000	38,646
3.25% 6/1/31	25,000	22,369
3.30% 8/1/40	355,000	265,175
4.95% 7/1/50	703,000	613,233
PacifiCorp
2.70% 9/15/30	20,000	17,966
2.90% 6/15/52	425,000	266,759
3.30% 3/15/51	30,000	20,534
3.50% 6/15/29	255,000	243,612
5.35% 12/1/53	5,000	4,806
Southern California Edison
4.00% 4/1/47	355,000	287,829
4.20% 3/1/29	150,000	148,096
4.875% 3/1/49	165,000	152,285

Southwestern Electric Power 4.10% 9/15/28	165,000	161,980
Vistra
144A 7.00% 12/15/26 #, μ, ψ	465,000	470,408
144A 8.00% 10/15/26 #, μ, ψ	200,000	206,974
12    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 4.30% 7/15/29 #	215,000	$ 208,798
144A 6.95% 10/15/33 #	705,000	783,698
		9,178,916
Energy — 1.37%
Archrock Partners 144A 6.625% 9/1/32 #	90,000	91,179
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	365,000	365,189
BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	196,548
BP Capital Markets America
2.721% 1/12/32	80,000	70,458
2.939% 6/4/51	275,000	184,655
4.812% 2/13/33	10,000	10,008

Cheniere Energy Partners 4.50% 10/1/29	495,000	484,402
Civitas Resources 144A 8.625% 11/1/30 #	200,000	217,551
Diamondback Energy
3.125% 3/24/31	435,000	392,738
5.75% 4/18/54	464,000	464,515

Enbridge 6.70% 11/15/53	420,000	477,271
Energy Transfer
5.25% 4/15/29	170,000	173,867
5.75% 2/15/33	408,000	424,537
5.95% 5/15/54	415,000	419,289
6.25% 4/15/49	190,000	197,873
6.50% 11/15/26 μ, ψ	445,000	442,607
Enterprise Products Operating
3.20% 2/15/52	695,000	481,429
3.30% 2/15/53	40,000	28,019
5.35% 1/31/33	5,000	5,202
EQM Midstream Partners
144A 4.75% 1/15/31 #	465,000	447,096
6.50% 7/15/48	65,000	67,179
Genesis Energy
7.75% 2/1/28	155,000	157,867
7.875% 5/15/32	45,000	46,207
Hilcorp Energy I
144A 6.00% 4/15/30 #	300,000	298,645
144A 6.00% 2/1/31 #	40,000	39,643
144A 6.25% 4/15/32 #	158,000	157,560

NQ- 129 [0824] 1024 (3920658)    13

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Kinder Morgan 5.20% 6/1/33	15,000	$ 15,043
Kodiak Gas Services 144A 7.25% 2/15/29 #	110,000	114,018
Nabors Industries
144A 8.875% 8/15/31 #	75,000	75,209
144A 9.125% 1/31/30 #	155,000	166,224

NGL Energy Operating 144A 8.375% 2/15/32 #	180,000	185,409
Noble Finance II 144A 8.00% 4/15/30 #	135,000	140,090
NuStar Logistics
5.625% 4/28/27	378,000	379,290
6.00% 6/1/26	117,000	118,183
Occidental Petroleum
5.55% 10/1/34	160,000	162,681
6.125% 1/1/31	1,030,000	1,086,227

Raizen Fuels Finance 144A 6.45% 3/5/34 #	200,000	210,934
SM Energy
144A 6.75% 8/1/29 #	65,000	66,068
144A 7.00% 8/1/32 #	78,000	79,963

Southwestern Energy 5.375% 3/15/30	190,000	188,465
Sunoco 144A 7.25% 5/1/32 #	105,000	111,128
Targa Resources Partners 5.00% 1/15/28	740,000	739,208
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	331,061
Transocean
144A 8.00% 2/1/27 #	251,000	251,131
144A 8.50% 5/15/31 #	170,000	172,640
USA Compression Partners
6.875% 9/1/27	298,000	300,920
144A 7.125% 3/15/29 #	95,000	97,661
Venture Global LNG
144A 7.00% 1/15/30 #	185,000	189,282
144A 8.375% 6/1/31 #	265,000	281,541
Vital Energy
144A 7.75% 7/31/29 #	245,000	248,143
144A 7.875% 4/15/32 #	75,000	76,842

Weatherford International 144A 8.625% 4/30/30 #	317,000	329,267
		12,458,162
Finance Companies — 0.32%
AerCap Ireland Capital DAC
3.00% 10/29/28	150,000	140,346
3.65% 7/21/27	505,000	491,632
4.45% 4/3/26	645,000	640,495
14    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
2.875% 1/15/32	300,000	$ 259,942
3.00% 2/1/30	175,000	159,994
Aviation Capital Group
144A 1.95% 1/30/26 #	830,000	794,733
144A 3.50% 11/1/27 #	445,000	427,004
144A 6.25% 4/15/28 #	15,000	15,594
		2,929,740
Financial Services — 0.06%
Block 144A 6.50% 5/15/32 #	135,000	140,165
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	187,000	183,141
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	185,000	193,663
		516,969
Financials — 0.14%
AerCap Holdings 5.875% 10/10/79 μ	185,000	184,878
Air Lease
2.875% 1/15/26	560,000	545,096
4.65% 6/15/26 μ, ψ	135,000	130,489

MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	400,000	414,216
		1,274,679
Healthcare — 0.27%
AthenaHealth Group 144A 6.50% 2/15/30 #	55,000	52,661
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	405,000	389,350
CHS 144A 4.75% 2/15/31 #	245,000	209,229
DaVita
144A 3.75% 2/15/31 #	140,000	124,709
144A 4.625% 6/1/30 #	115,000	108,509

Grifols 144A 4.75% 10/15/28 #	200,000	190,160
Legacy LifePoint Health 144A 4.375% 2/15/27 #	155,000	151,366
Medline Borrower 144A 5.25% 10/1/29 #	343,000	337,135
Surgery Center Holdings 144A 7.25% 4/15/32 #	190,000	199,798
Tenet Healthcare
4.25% 6/1/29	175,000	168,102
6.125% 10/1/28	505,000	506,396
		2,437,415
NQ- 129 [0824] 1024 (3920658)    15

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials — 0.02%
CK Hutchison International 23 144A 4.875% 4/21/33 #	200,000	$ 200,297
		200,297
Insurance — 0.59%
AIA Group 144A 5.375% 4/5/34 #	200,000	203,350
Aon
2.90% 8/23/51	370,000	240,668
5.00% 9/12/32	755,000	765,925

Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	330,581
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	49,406
Athene Holding 3.95% 5/25/51	1,020,000	760,493
Elevance Health 5.15% 6/15/29	10,000	10,296
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	205,984
144A 8.125% 2/15/32 #	200,000	204,516
HUB International
144A 5.625% 12/1/29 #	220,000	215,857
144A 7.375% 1/31/32 #	200,000	207,473
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	235,000	250,119
144A 10.50% 12/15/30 #	465,000	505,800

New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	587,339
Panther Escrow Issuer 144A 7.125% 6/1/31 #	185,000	192,844
UnitedHealth Group 5.375% 4/15/54	440,000	445,160
USI 144A 7.50% 1/15/32 #	155,000	162,557
		5,338,368
Leisure — 0.34%
Boyd Gaming 144A 4.75% 6/15/31 #	250,000	235,392
Caesars Entertainment
144A 6.50% 2/15/32 #	135,000	138,815
144A 7.00% 2/15/30 #	485,000	502,619
Carnival
144A 5.75% 3/1/27 #	200,000	200,788
144A 6.00% 5/1/29 #	445,000	447,292

Light & Wonder International 144A 7.25% 11/15/29 #	320,000	331,793
Royal Caribbean Cruises
144A 5.50% 4/1/28 #	544,000	548,541
144A 7.25% 1/15/30 #	100,000	105,788

16    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Scientific Games Holdings 144A 6.625% 3/1/30 #	380,000	$ 377,422
Six Flags Entertainment 144A 6.625% 5/1/32 #	185,000	190,541
		3,078,991
Media — 0.36%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	100,000	93,844
AMC Networks 4.25% 2/15/29	290,000	205,954
CCO Holdings
144A 4.50% 8/15/30 #	335,000	299,070
4.50% 5/1/32	110,000	94,030
144A 5.375% 6/1/29 #	485,000	460,511

CMG Media 144A 8.875% 12/15/27 #	410,000	223,450
CSC Holdings
144A 4.50% 11/15/31 #	200,000	133,210
144A 5.00% 11/15/31 #	200,000	75,485

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	383,000	153,200
Directv Financing 144A 5.875% 8/15/27 #	255,000	247,165
Gray Television
144A 4.75% 10/15/30 #	238,000	135,751
144A 5.375% 11/15/31 #	285,000	163,491

Midcontinent Communications 144A 8.00% 8/15/32 #	175,000	174,563
Sirius XM Radio 144A 4.00% 7/15/28 #	680,000	637,599
Stagwell Global 144A 5.625% 8/15/29 #	190,000	180,281
		3,277,604
Natural Gas — 0.02%
ENN Energy Holdings 144A 4.625% 5/17/27 #	200,000	200,588
		200,588
Real Estate — 0.08%
Iron Mountain
144A 4.50% 2/15/31 #	320,000	300,670
144A 5.25% 3/15/28 #	380,000	376,052
		676,722
Retail — 0.20%
Asbury Automotive Group
144A 4.625% 11/15/29 #	65,000	61,956
4.75% 3/1/30	170,000	162,637
NQ- 129 [0824] 1024 (3920658)    17

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Retail (continued)
Bath & Body Works
6.875% 11/1/35	435,000	$ 449,608
6.95% 3/1/33	111,000	111,122
Carvana
PIK, 144A 13.00% 6/1/30 #, >>	69,225	73,962
PIK, 144A 14.00% 6/1/31 #, >>	64,200	73,173

Murphy Oil USA 144A 3.75% 2/15/31 #	395,000	357,747
PetSmart 144A 7.75% 2/15/29 #	250,000	246,601
Victra Holdings 144A 7.75% 2/15/26 #	269,000	270,351
		1,807,157
Services — 0.22%
GFL Environmental 144A 6.75% 1/15/31 #	150,000	156,874
McGraw-Hill Education 144A 7.375% 9/1/31 #	130,000	134,356
Prime Security Services Borrower 144A 5.75% 4/15/26 #	533,000	534,572
Resideo Funding 144A 6.50% 7/15/32 #	157,000	160,032
Staples 144A 10.75% 9/1/29 #	180,000	169,768
United Rentals North America 3.875% 2/15/31	306,000	282,741
White Cap Buyer 144A 6.875% 10/15/28 #	340,000	337,914
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	174,000	174,549
Wrangler Holdco 144A 6.625% 4/1/32 #	80,000	82,653
		2,033,459
Technology — 0.26%
Broadcom
144A 3.137% 11/15/35 #	4,000	3,345
144A 3.419% 4/15/33 #	11,000	9,805
144A 3.469% 4/15/34 #	1,082,000	956,458

CDW 3.276% 12/1/28	390,000	365,834
Marvell Technology 2.45% 4/15/28	520,000	480,798
Oracle 3.60% 4/1/50	678,000	495,375
		2,311,615
Technology & Electronics — 0.23%
Cloud Software Group 144A 6.50% 3/31/29 #	290,000	286,067
Entegris 144A 5.95% 6/15/30 #	335,000	339,757
NCR Voyix 144A 5.25% 10/1/30 #	125,000	121,952
Seagate HDD Cayman
5.75% 12/1/34	125,000	125,153
8.25% 12/15/29	110,000	119,348

Sensata Technologies 144A 4.00% 4/15/29 #	255,000	240,304
18    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology & Electronics (continued)

SS&C Technologies 144A 5.50% 9/30/27 #		200,000	$ 199,966
UKG 144A 6.875% 2/1/31 #		610,000	631,504
Zebra Technologies 144A 6.50% 6/1/32 #		50,000	51,708
			2,115,759
Telecommunications — 0.24%
Connect Finco 144A 6.75% 10/1/26 #		250,000	248,210
Consolidated Communications
144A 5.00% 10/1/28 #		215,000	188,698
144A 6.50% 10/1/28 #		270,000	247,793
Frontier Communications Holdings
5.875% 11/1/29		80,000	73,682
144A 6.00% 1/15/30 #		345,000	318,579
144A 6.75% 5/1/29 #		185,000	178,617

Iliad Holding SASU 144A 8.50% 4/15/31 #		200,000	212,153
Sable International Finance 144A 5.75% 9/7/27 #		200,000	198,050
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	355,803
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	181,346
			2,202,931
Transportation — 0.11%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	207,878
Genesee & Wyoming 144A 6.25% 4/15/32 #		185,000	189,314
Rumo Luxembourg 144A 5.25% 1/10/28 #		400,000	394,687
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		200,000	208,576
			1,000,455
Total Corporate Bonds (cost $93,029,794)			91,804,297

Government Agency Obligations — 0.19%
Consorcio Transmantaro 144A 4.70% 4/16/34 #		200,000	195,769
Development Bank of Kazakhstan JSC
144A 5.50% 4/15/27 #		200,000	200,270
5.50% 4/15/27 ■		222,000	222,299

Georgian Railway JSC 4.00% 6/17/28 ■		400,000	359,493
Hutama Karya Persero 144A 3.75% 5/11/30 #		600,000	568,512
NQ- 129 [0824] 1024 (3920658)    19

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	$ 196,985
Total Government Agency Obligations (cost $1,783,691)		1,743,328

Municipal Bonds — 0.05%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50	185,000	229,355
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41	105,000	124,714
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	54,661
Total Municipal Bonds (cost $485,887)		408,730

Non-Agency Asset-Backed Securities — 0.99%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,300,000	1,309,566
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	230,689
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	222,043
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	99,813	99,453
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	136,426
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	152,019
GreatAmerica Leasing Receivables Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	1,615,335
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	500,759
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,012,523
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,616,479
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	505,571
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	428,829
20    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		10,794	$ 10,562
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #		100,000	98,629
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28		1,000,000	1,006,069
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25		44,170	44,099
Total Non-Agency Asset-Backed Securities (cost $9,003,157)			8,989,051

Non-Agency Collateralized Mortgage Obligations — 0.24%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.849% (SOFR + 1.50%) 10/25/43 #, •		946,027	949,409
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.199% (SOFR + 1.85%) 11/25/43 #, •		288,224	291,636
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.408% 6/25/29 #, •		42,372	40,054
Series 2014-2 B2 144A 3.408% 6/25/29 #, •		42,373	39,900
Series 2015-4 B1 144A 3.531% 6/25/45 #, •		91,485	84,961
Series 2015-4 B2 144A 3.531% 6/25/45 #, •		91,485	84,635
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		40,295	33,451
JPMorgan Trust
Series 2015-5 B2 144A 6.855% 5/25/45 #, •		55,506	56,827
Series 2015-6 B1 144A 3.505% 10/25/45 #, •		77,688	73,800
Series 2015-6 B2 144A 3.505% 10/25/45 #, •		77,688	73,703

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		78,631	65,402
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.93% 1/25/45 #, •		17,052	16,364
WST Trust Series 2019-1 A 5.375% (BBSW1M + 1.08%) 8/18/50 •	AUD	569,851	387,277
Total Non-Agency Collateralized Mortgage Obligations (cost $2,221,288)			2,197,419

Non-Agency Commercial Mortgage-Backed Securities — 1.32%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	89,911
NQ- 129 [0824] 1024 (3920658)    21

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN20 A3 3.011% 9/15/62	250,000	$ 225,877
Series 2019-BN21 A5 2.851% 10/17/52	725,000	654,313
Series 2020-BN25 A5 2.649% 1/15/63	850,000	761,031
Series 2022-BNK40 A4 3.506% 3/15/64 •	1,000,000	914,021

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	321,086
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	850,000	731,751
Series 2020-B21 A5 1.978% 12/17/53	500,000	422,845
Series 2021-B24 A5 2.584% 3/15/54	260,000	222,430
Series 2021-B25 A5 2.577% 4/15/54	450,000	378,770
Series 2022-B33 A5 3.458% 3/15/55	1,000,000	908,431

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	313,737
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	223,863
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	100,000	97,077
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	338,731
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	470,106

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	100,000	85,064
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	335,426
Series 2017-GS6 A3 3.433% 5/10/50	515,000	491,128
Series 2019-GC39 A4 3.567% 5/10/52	580,000	540,014
Series 2019-GC42 A4 3.00% 9/10/52	1,280,000	1,170,924
Series 2020-GC47 A5 2.377% 5/12/53	250,000	219,453

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	150,000	147,498
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	334,422
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	125,000	104,845
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 A4 3.325% 5/15/49	350,000	339,177
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	835,000	793,224
22    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2019-C54 A4 3.146% 12/15/52		375,000	$ 345,846
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,581,888)			11,981,001

Sovereign Bonds — 1.41%Δ
Albania — 0.04%
Albania Government International Bond
3.50% 11/23/31 ■	EUR	320,000	330,752
			330,752
Angola — 0.02%
Angolan Government International Bond
9.375% 5/8/48 ■		200,000	172,263
			172,263
Argentina — 0.01%
Argentine Republic Government International Bond
0.75% 7/9/30 ~		83,808	47,561
			47,561
Benin — 0.02%
Benin Government International Bond
144A 7.96% 2/13/38 #		200,000	191,799
			191,799
Bermuda — 0.08%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		401,000	399,717
5.00% 7/15/32 ■		356,000	354,861
			754,578
Brazil — 0.07%
Brazil Notas do Tesouro Nacional Serie F
10.00% 1/1/33	BRL	4,248,000	675,966
			675,966
Chile — 0.12%
Chile Government International Bonds
2.55% 1/27/32		645,000	563,572
3.50% 1/25/50		200,000	151,326
4.34% 3/7/42		438,000	395,758
			1,110,656
NQ- 129 [0824] 1024 (3920658)    23

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Colombia — 0.06%
Colombia Government International Bonds
3.25% 4/22/32		215,000	$ 171,556
5.20% 5/15/49		200,000	147,186
8.75% 11/14/53		207,000	225,488
			544,230
Dominican Republic — 0.11%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		661,000	626,726
144A 4.875% 9/23/32 #		242,000	228,130
144A 10.75% 6/1/36 #	DOP	8,000,000	140,406
			995,262
Indonesia — 0.17%
Indonesia Treasury Bond 6.625% 2/15/34	IDR	5,053,000,000	326,920
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		1,163,000	1,172,317
			1,499,237
Ivory Coast — 0.12%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	400,000	384,535
144A 6.125% 6/15/33 #		777,000	712,248
			1,096,783
Mexico — 0.09%
Mexican Udibonos 4.50% 11/22/35	MXN	5,775,858	275,222
Mexico Government International Bonds
3.50% 2/12/34		200,000	168,734
4.60% 1/23/46		416,000	334,796
			778,752
Nigeria — 0.04%
Nigeria Government International Bond
7.375% 9/28/33 ■		411,000	346,267
			346,267
Paraguay — 0.06%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		559,000	552,847
			552,847
24    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Peru — 0.04%
Corp Financiera de Desarrollo
144A 2.40% 9/28/27 #		400,000	$ 372,781
			372,781
Poland — 0.10%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		300,000	307,385
144A 5.75% 7/9/34 #		300,000	314,097
Republic of Poland Government International Bond 5.50% 4/4/53		292,000	299,574
			921,056
Republic of North Macedonia — 0.02%
North Macedonia Government International Bond
144A 3.675% 6/3/26 #	EUR	200,000	217,122
			217,122
Romania — 0.01%
Romanian Government International Bond
144A 2.625% 12/2/40 #	EUR	173,000	126,305
			126,305
Serbia — 0.10%
Serbia International Bond
1.00% 9/23/28 ■	EUR	897,000	868,518
			868,518
South Africa — 0.13%
Republic of South Africa Government International Bonds
5.65% 9/27/47		1,000,000	810,885
5.75% 9/30/49		444,000	358,991
			1,169,876
Total Sovereign Bonds (cost $13,037,913)			12,772,611

NQ- 129 [0824] 1024 (3920658)    25

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
		Principal amount°	Value (US $)

Supranational Banks — 0.04%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		250,000	$ 243,299
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	75,000,000	156,578
Total Supranational Banks (cost $411,719)			399,877

US Treasury Obligations — 5.52%
US Treasury Bonds
2.25% 8/15/46		2,590,000	1,821,499
3.875% 2/15/43		2,405,000	2,276,765
4.25% 2/15/54		620,000	622,567
US Treasury Floating Rate Notes
5.194% (USBMMY3M + 0.15%) 4/30/26 •		3,345,000	3,340,352
5.226% (USBMMY3M + 0.18%) 7/31/26 •		5,270,000	5,263,932
US Treasury Notes
4.00% 7/31/29		3,225,000	3,263,549
4.00% 1/31/31		1,080,000	1,092,044
4.00% 7/31/31		540,000	550,209
4.25% 6/30/29		4,895,000	5,004,373
4.375% 7/15/27		3,265,000	3,315,633
4.375% 5/15/34		13,270,000	13,754,148
4.625% 5/31/31		2,335,000	2,446,733
4.625% 5/15/44		3,485,000	3,630,390
4.625% 5/15/54		1,500,000	1,603,594
5.00% 9/30/25		2,065,000	2,079,278
Total US Treasury Obligations (cost $49,463,132)			50,065,066
	Number of shares
Common Stocks — 58.40%
Communication Services — 3.32%
Alphabet Class A	14,967	2,445,308
Alphabet Class C	16,288	2,689,311
AT&T	208,133	4,141,847
Electronic Arts	26,279	3,989,678
Interpublic Group	25,688	837,686
KDDI	17,600	593,774
Meta Platforms Class A	12,384	6,455,903
Publicis Groupe	8,387	925,031
26    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Verizon Communications	117,686	$ 4,916,921
Walt Disney	34,813	3,146,399
		30,141,858
Consumer Discretionary — 5.88%
adidas	4,575	1,173,777
Amadeus IT Group	27,365	1,846,481
Bath & Body Works	77,977	2,398,572
Best Buy	47,927	4,811,871
eBay	33,537	1,982,037
Genuine Parts	24,901	3,567,317
H & M Hennes & Mauritz Class B	44,982	711,458
Home Depot	18,696	6,889,476
Kering	1,916	549,422
Lowe's	16,400	4,075,400
LVMH Moet Hennessy Louis Vuitton	1,628	1,211,748
NIKE Class B	72,981	6,080,777
PulteGroup	35,687	4,698,193
Ross Stores	24,805	3,735,881
Sodexo	16,318	1,452,052
Starbucks	21,056	1,991,266
Swatch Group	2,671	559,579
TJX	47,774	5,602,457
		53,337,764
Consumer Staples — 4.09%
Altria Group	102,011	5,485,131
Anheuser-Busch InBev	25,084	1,539,458
Asahi Group	10,900	406,850
Conagra Brands	122,498	3,821,938
Danone	24,263	1,685,962
Diageo	65,721	2,145,412
Dollar Tree †	27,000	2,281,230
Essity Class B	31,467	955,595
Hershey	18,749	3,619,682
KAO	32,000	1,433,974
Koninklijke Ahold Delhaize	66,206	2,273,098
Nestle	17,544	1,881,421
Philip Morris International	50,879	6,272,872
Seven & i Holdings	33,900	488,290
Unilever	43,568	2,824,351
		37,115,264
NQ- 129 [0824] 1024 (3920658)    27

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 2.95%
APA	69,440	$ 1,978,346
Berry	387,227	2,396,935
Chevron	41,942	6,205,319
Chord Energy	12,506	1,856,266
Coterra Energy	101,430	2,467,792
EOG Resources	8,114	1,045,245
Exxon Mobil	91,450	10,785,613
		26,735,516
Financials — 10.31%
Allstate	22,801	4,308,021
Ally Financial	54,034	2,333,728
American Financial Group	30,532	4,079,686
Ameriprise Financial	9,715	4,366,310
Artisan Partners Asset Management Class A	38,684	1,608,868
Bank of New York Mellon	64,426	4,395,142
BlackRock	5,967	5,381,100
Blackstone	24,187	3,443,261
Citizens Financial Group	114,964	4,949,200
Corebridge Financial	138,159	4,083,980
Fidelity National Financial	49,461	2,916,221
Fidelity National Information Services	51,675	4,260,604
Fifth Third Bancorp	52,413	2,237,511
KeyCorp	282,499	4,819,433
MetLife	61,001	4,726,357
PNC Financial Services Group	13,250	2,452,443
Principal Financial Group	49,970	4,068,557
Prudential Financial	40,143	4,863,726
Regions Financial	57,096	1,337,188
Sberbank of Russia PJSC =	52,870	0
State Street	29,819	2,597,235
Synchrony Financial	90,524	4,549,736
Travelers	18,412	4,199,225
Truist Financial	94,100	4,183,686
US Bancorp	89,300	4,217,639
Western Union	260,392	3,176,782
		93,555,639
Healthcare — 7.09%
AbbVie	36,509	7,167,082
Baxter International	92,600	3,513,244
Bristol-Myers Squibb	62,237	3,108,738
28    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Cardinal Health	32,986	$ 3,718,182
Cencora	17,216	4,124,437
Cigna Group	10,982	3,973,397
CVS Health	52,400	2,999,376
Gilead Sciences	49,449	3,906,471
Hologic †	50,131	4,072,642
Johnson & Johnson	23,800	3,947,468
McKesson	4,811	2,699,356
Merck & Co.	78,367	9,282,571
Novo Nordisk Class B	8,083	1,122,811
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	85,092	2,468,519
Roche Holding	6,331	2,143,175
SIGA Technologies	421,752	3,808,421
Smith & Nephew	145,258	2,236,873
		64,292,763
Industrials — 4.65%
Dover	21,627	4,023,271
DSV	3,836	685,518
Expeditors International of Washington	28,422	3,507,559
Honeywell International	19,135	3,978,358
Intertek Group	21,543	1,407,631
Jacobs Solutions	26,715	4,030,759
Knorr-Bremse	12,981	1,067,430
Kone Class B	20,147	1,086,699
Lockheed Martin	2,926	1,662,261
Makita	45,200	1,514,764
Masco	52,684	4,191,539
Northrop Grumman	8,250	4,316,483
Otis Worldwide	38,035	3,601,534
Paychex	33,696	4,420,915
Pluxee †	19,036	449,401
Securitas Class B	190,485	2,227,041
		42,171,163
Information Technology — 15.83%
Accenture Class A	11,731	4,011,415
Apple	110,549	25,315,721
Applied Materials	18,597	3,668,444
Broadcom	56,150	9,142,343
NQ- 129 [0824] 1024 (3920658)    29

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Cisco Systems	163,485	$ 8,262,532
Cognizant Technology Solutions Class A	52,250	4,063,482
Dell Technologies Class C	30,161	3,484,802
HP	117,648	4,256,505
Lam Research	4,887	4,012,276
Microsoft	58,898	24,568,712
Monolithic Power Systems	5,203	4,863,140
Motorola Solutions	8,933	3,948,743
NetApp	34,669	4,185,242
NVIDIA	207,453	24,763,665
Oracle	28,700	4,055,023
QUALCOMM	27,502	4,821,100
SAP	9,052	1,986,401
Teledyne Technologies †	9,622	4,164,402
		143,573,948
Materials — 1.04%
Air Liquide	9,813	1,831,578
Dow	63,561	3,405,598
DuPont de Nemours	49,777	4,193,712
		9,430,888
Real Estate — 0.53%
Equity Residential	64,009	4,792,994
Spirit MTA REIT =, †, π	677	0
		4,792,994
REIT Diversified — 0.15%
Gaming and Leisure Properties	8,931	464,591
VICI Properties	26,878	899,875
Vornado Realty Trust	586	20,141
		1,384,607
REIT Healthcare — 0.21%
CareTrust	5,071	151,522
Community Healthcare Trust	225	4,214
Healthpeak Properties	3,761	83,795
Medical Properties Trust	7,388	33,246
Ventas	6,745	418,932
Welltower	10,472	1,263,761
		1,955,470
30    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Hotel — 0.15%
Apple Hospitality	13,046	$ 188,384
Chatham Lodging Trust	16,534	141,531
Host Hotels & Resorts	21,747	384,922
Park Hotels & Resorts	7,860	120,101
RLJ Lodging Trust	3,543	33,659
Ryman Hospitality Properties	3,273	340,261
Sunstone Hotel Investors	9,092	94,830
Xenia Hotels & Resorts	4,085	58,170
		1,361,858
REIT Industrial — 0.26%
Americold Realty Trust	3,119	90,451
Gladstone Commercial	2,557	39,096
Plymouth Industrial	1,587	37,993
Prologis	14,750	1,885,345
Rexford Industrial Realty	4,555	231,941
Terreno Realty	898	61,998
		2,346,824
REIT Information Technology — 0.24%
Digital Realty Trust	4,847	734,854
Equinix	1,736	1,448,449
		2,183,303
REIT Mall — 0.11%
Simon Property Group	6,010	1,005,773
		1,005,773
REIT Manufactured Housing — 0.05%
Equity LifeStyle Properties	3,039	220,966
Sun Communities	1,750	236,670
		457,636
REIT Multifamily — 0.23%
American Homes 4 Rent Class A	6,841	272,067
AvalonBay Communities	2,712	612,180
Camden Property Trust	3,020	378,104
Essex Property Trust	1,504	453,892
Mid-America Apartment Communities	2,077	337,242
		2,053,485
REIT Office — 0.06%
BXP	1,632	122,759
Cousins Properties	8,389	239,171
NQ- 129 [0824] 1024 (3920658)    31

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Piedmont Office Realty Trust Class A	16,186	$ 157,975
		519,905
REIT Self-Storage — 0.20%
CubeSmart	5,583	289,367
Extra Space Storage	3,021	534,717
Public Storage	3,017	1,037,003
		1,861,087
REIT Shopping Center — 0.21%
Agree Realty	2,218	161,936
Brixmor Property Group	17,189	470,807
Kimco Realty	17,736	412,539
Kite Realty Group Trust	5,008	130,609
Phillips Edison & Co.	1,288	47,604
Regency Centers	4,020	292,214
Retail Opportunity Investments	5,040	77,062
SITE Centers	2,227	134,399
Tanger	5,359	163,128
Urban Edge Properties	525	11,104
		1,901,402
REIT Single Tenant — 0.16%
Alexander's	44	10,083
Alexandria Real Estate Equities	3,743	447,550
Broadstone Net Lease	3,379	61,836
Orion Office	3,156	12,940
Realty Income	14,586	905,936
		1,438,345
REIT Specialty — 0.23%
EPR Properties	1,799	85,399
Essential Properties Realty Trust	4,895	156,199
Innovative Industrial Properties	566	70,343
Invitation Homes	17,175	632,727
Iron Mountain	6,766	766,317
Lamar Advertising Class A	1,508	189,676
Outfront Media	8,541	145,624
		2,046,285
32    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.45%
Duke Energy	36,000	$ 4,102,200
		4,102,200
Total Common Stocks (cost $416,179,387)		529,765,977

Convertible Preferred Stock — 0.73%
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	15,856	861,298
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26	18,150	1,157,970
Bank of America 7.25% exercise price $50.00 ω	627	781,838
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	21,253	1,013,768
NextEra Energy 7.299% exercise price $90.38, maturity date 6/1/27	18,273	967,190
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	8,019	1,060,272
Wells Fargo & Co. 7.50% exercise price $156.71 ω	615	751,530
Total Convertible Preferred Stock (cost $6,058,549)		6,593,866

Preferred Stock — 0.18%
Henkel AG & Co. 2.31% ω	18,026	1,651,189
Total Preferred Stock (cost $1,467,797)		1,651,189

Exchange-Traded Funds — 5.50%
iShares Core MSCI Emerging Markets ETF	347,192	18,908,076
iShares Core MSCI Europe ETF	250,909	15,187,522
Vanguard S&P 500 ETF	30,391	15,743,754
Total Exchange-Traded Funds (cost $48,502,689)		49,839,352
NQ- 129 [0824] 1024 (3920658)    33

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
	Principal amount°	Value (US $)
Warrants — 0.00%
Danimer Scientific strike price $5.00, expiration date 15/03/26 †	13,226	$ 1,218
Total Warrants (cost $0)		1,218

Leveraged Non-Recourse Security — 0.00%
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Total Leveraged Non-Recourse Security (cost $1,105,000)		130
	Number of shares
Limited Liability Corporation — 1.14%
Sc Hixson <<, =, π	7,200,000	10,288,800
Total Limited Liability Corporation (cost $4,896,000)		10,288,800

Short-Term Investments — 3.74%
Money Market Mutual Funds — 3.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.19%)	8,485,638	8,485,638
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	8,485,638	8,485,638
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.31%)	8,485,638	8,485,638
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	8,485,638	8,485,638
Total Short-Term Investments (cost $33,942,552)		33,942,552
Total Value of Securities—99.32% (cost $783,561,268)		900,908,965

Receivables and Other Assets Net of Liabilities—0.68%★		6,199,177
34    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
	Number of shares	Value (US $)

Net Assets Applicable to 58,461,592 Shares Outstanding—100.00%		$907,108,142
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2024, the aggregate value of restricted securities was $10,288,800, which represented 1.13% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
†	Non-income producing security.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2024.
Δ	Securities have been classified by country of risk.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2024. Rate will reset at a future date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2024, the aggregate value of Rule 144A securities was $63,812,131, which represents 7.03% of the Fund’s net assets.
NQ- 129 [0824] 1024 (3920658)    35

Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
<<	Affiliated company.
★	Includes $289,740 cash collateral held at broker for futures contracts as of August 31, 2024.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Sc Hixson	1/7/20	$4,896,000	$10,288,800
Spirit MTA REIT	1/2/20	—	—
Total		$4,896,000	$10,288,800
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at August 31, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	EGP	137,953	USD	(2,765)	10/30/24	$7	$—
JPMCB	EUR	(1,778,258)	USD	1,919,252	9/13/24	—	(47,697)
JPMCB	INR	51,869,680	USD	(620,147)	9/13/24	—	(1,824)
JPMCB	INR	28,122,365	USD	(333,975)	12/13/24	33	—
JPMCB	KZT	137,649,598	USD	(288,000)	9/13/24	—	(3,051)
Total Forward Foreign Currency Exchange Contracts						$40	$(52,572)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
39	US Treasury 05 yr Notes	$4,266,539	$4,279,116	12/31/24	$(12,577)	$(7,922)
62	US Treasury 10 yr Notes	7,040,875	7,079,297	12/19/24	(38,422)	(19,375)
36    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
21	US Treasury Long Bonds	$2,585,625	$2,620,734	12/19/24	$(35,109)	$(13,781)
2	US Treasury Ultra Bonds	263,875	267,988	12/19/24	(4,113)	(2,063)
Total Futures Contracts			$14,247,135		$(90,221)	$(43,141)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[3]
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 12/20/28- Quarterly	941,000	1.000%	$(14,276)	$(4,765)	$(9,511)
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 6/20/28- Quarterly	1,006,000	1.000%	(16,286)	(4,396)	(11,890)
JPMCB Republic of South Africa 1.00% 12/20/28 Ba2 6/20/28- Quarterly	1,438,000	1.000%	22,063	63,321	(41,258)
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	700,000	1.000%	10,740	32,578	(21,838)
Total CDS Contracts			$2,241	$86,738	$(84,497)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of
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Schedule of investments
Delaware Wealth Builder Fund (Unaudited)
investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(8,283).
Summary of abbreviations:
AG – Aktiengesellschaft
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
38    NQ- 129 [0824] 1024 (3920658)

(Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBA – To be announced
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
DOP – Dominican Peso
EGP – Egypt Pound
EUR – European Monetary Unit
IDR – Indonesian Rupiah
INR – Indian Rupee
KZT – Kazakhstani Tenge
MXN – Mexican Peso
USD – US Dollar
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